Royalty advances (Tables)	12 Months Ended
Mar. 31, 2021
Reservoir Holdings Inc And Subsidiaries
Schedule of royalty advances

	2021	2020
	$	$
Opening balance	40,263,439	33,350,939
Additions	14,474,288	21,130,420
Recoupments	(13,155,647)	(14,217,920)
Closing balance	41,582,080	40,263,439